AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 27, 2018

1933 Act File No. 333-225946

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933	/X/

Pre-Effective Amendment No.
Post-Effective Amendment No. 2	/X/

GALLERY TRUST

(Exact Name of Registrant as Specified in Charter)

One Freedom Valley Drive

Oaks, Pennsylvania, 19456

(Address of Principal Executive Offices, Zip Code)

1-800-932-7781

(Registrant’s Telephone Number)

Michael Beattie

c/o SEI Investments

One Freedom Valley Drive

Oaks, Pennsylvania 19456

(Name and Address of Agent for Service)

Copy to:

Sean Graber, Esquire	Dianne M. Descoteaux, Esquire
Morgan, Lewis & Bockius LLP	c/o SEI Investments
1701 Market Street	One Freedom Valley Drive
Philadelphia, Pennsylvania 19103	Oaks, Pennsylvania 19456

No filing fee is required under the Securities Act of 1933, as amended, because an indefinite number of shares of beneficial interest have previously been registered pursuant to Section 24(f) of the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933, as amended.

This Post-Effective Amendment No. 2 to Gallery Trust’s Registration Statement on Form N-14 (File No. 333-225946) is being made solely for the purpose of adding the final tax opinions as Exhibit (12) to Part C of the Registration Statement. No information contained in Parts A or B of the Registration Statement, which are incorporated herein by reference in their entirety, is amended, deleted or superseded hereby.

PART C: OTHER INFORMATION

ITEM 15. INDEMNIFICATION:

A Trustee, when acting in such capacity, shall not be personally liable to any person other than the Trust or a beneficial owner for any act, omission or obligation of the Trust or any Trustee all as contemplated by Section 3803(b) of the Delaware Statutory Trust Act (the “Delaware Act”). A Trustee shall not be liable for any act or omission or any conduct whatsoever in his capacity as Trustee, including for errors of judgment or mistakes of fact or law, provided that nothing contained in the Agreement and Declaration of Trust or in the Delaware Act shall protect any Trustee against any liability to the Trust or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee. No Trustee who has been determined to be an “audit committee financial expert” (for purposes of Section 407 of the Sarbanes-Oxley Act of 2002 or any successor provision thereto) by the Trustees shall be subject to any greater liability or duty of care in discharging such Trustee’s duties and responsibilities by virtue of such determination than is any Trustee who has not been so designated.

The Trust shall indemnify each person who is, or has been, a Trustee, officer, employee or agent of the Trust, any person who is serving or has served at the Trust’s request as a trustee, director, officer, employee or agent of another person (including, but not limited to, a wholly-owned subsidiary) in which the Trust or a series thereof has any interest as a shareholder, creditor or otherwise to the fullest extent permitted by law and in the manner provided in the By-Laws.

The officers, employees, Advisory Board (as such term is defined in the 1940 Act) members and agents of the Trust shall be entitled to the protection against personal liability for the obligations of the Trust under Section 3803(c) of the Delaware Act. No officer, employee, Advisory Board member or agent of the Trust shall be liable to the Trust, its shareholders, or to any Trustee, officer, employee, or agent thereof for any action or failure to act (including, without limitation, the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for his own bad faith, willful misconduct, gross negligence or reckless disregard of his duties.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the “1933 Act”) may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 16. EXHIBITS:

(1)(a)	Certificate of Trust of the Registrant, dated August 25, 2015, is incorporated herein by reference to Exhibit (a)(1) to the Registrant’s Registration Statement on Form N-1A (File No. 333-206713), filed with the U.S. Securities and Exchange Commission (the “SEC”) via EDGAR on September 1, 2015, Accession No. 0001135428-15-000702.

(1)(b)	Registrant’s Amended and Restated Agreement and Declaration of Trust, dated September 17, 2015 (the “Agreement and Declaration of Trust”), is incorporated herein by reference to Exhibit (a)(2) to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A (File No. 333-206713), filed with the SEC via EDGAR on November 25, 2015, Accession No. 0001135428-15-000859.

(2)	Registrant’s By-Laws, dated September 17, 2015 (the “By-Laws”), is incorporated herein by reference to Exhibit (b) to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A (File No. 333-206713), filed with the SEC via EDGAR on November 25, 2015, Accession No. 0001135428-15-000859.

(3)	Not Applicable.

(4)	Forms of Agreements and Plans of Reorganization are attached as exhibits to the Proxy Statements/Prospectuses contained in this Registration Statement.

(5)	See Article III and Article V of the Agreement and Declaration of Trust, which has been incorporated by reference in Exhibit (1)(b) to this Registration Statement.

(6)(a)	Investment Advisory Agreement, dated January 22, 2016, between the Registrant and Mondrian Investment Partners Limited is incorporated herein by reference to Exhibit (d)(1) to Pre-Effective Amendment No. 3 to the Registrant’s Registration Statement on Form N-1A (File No. 333-206713), filed with the SEC via EDGAR on January 27, 2016, Accession No. 0001135428-16-000984.

(6)(b)	Amended Schedule A, dated June 13, 2018, to the Investment Advisory Agreement, dated January 22, 2016, between the Registrant and Mondrian Investment Partners Limited is incorporated herein by reference to Exhibit (d)(1)(ii) to Post-Effective Amendment No. 8 to the Registrant’s Registration Statement on Form N-1A (File No. 333-206713), filed with the SEC via EDGAR on June 28, 2018, Accession No. 0001398344-18-009461.

(6)(c)	Expense Limitation Agreement, dated January 22, 2016, between the Registrant and Mondrian Investment Partners Limited is incorporated herein by reference to Exhibit (d)(2) to Pre-Effective Amendment No. 3 to the Registrant’s Registration Statement on Form N-1A (File No. 333-206713), filed with the SEC via EDGAR on January 27, 2016, Accession No. 0001135428-16-000984.

(6)(d)	Amended Schedule A, dated June 13, 2018, to the Expense Limitation Agreement, dated January 22, 2016, between the Registrant and Mondrian Investment Partners Limited is incorporated herein by reference to Exhibit (d)(2)(ii) to Post-Effective Amendment No. 8 to the Registrant’s Registration Statement on Form N-1A (File No. 333-206713), filed with the SEC via EDGAR on June 28, 2018, Accession No. 0001398344-18-009461.

(7)(a)	Distribution Agreement, dated January 8, 2016, between the Registrant and SEI Investments Distribution Co. is incorporated herein by reference to Exhibit (e) to Pre-Effective Amendment No. 3 to the Registrant’s Registration Statement on Form N-1A (File No. 333-206713), filed with the SEC via EDGAR on January 27, 2016, Accession No. 0001135428-16-000984.

(7)(b)	Amendment No. 1, dated December 7, 2017, to the Distribution Agreement, dated January 8, 2016, between the Registrant and SEI Investments Distribution Co. is incorporated herein by reference to Exhibit (e)(1)(ii) to Post-Effective Amendment No. 6 to the Registrant’s Registration Statement on Form N-1A (File No. 333-206713), filed with the SEC via EDGAR on February 28, 2018, Accession No. 0001398344-18-002970.

(8)	Not Applicable.

(9)	Custodian Agreement, dated November 18, 2015, between the Registrant and Brown Brothers Harriman & Co. is incorporated herein by reference to Exhibit (g) to Pre-Effective Amendment No. 3 to the Registrant’s Registration Statement on Form N-1A (File No. 333-206713), filed with the SEC via EDGAR on January 27, 2016, Accession No. 0001135428-16-000984.

(10)	Not Applicable.

(11)	Opinion and Consent of Morgan, Lewis & Bockius LLP regarding the legality of the securities being registered is incorporated herein by reference to Exhibit (11) to the Registant’s Registration Statement on Form N-14 (File No. 333-225946), filed with the SEC via EDGAR on June 28, 2018, Accession No. 0001398344-18-009489.

(12)	Opinions of Morgan, Lewis & Bockius LLP regarding tax matters are filed herewith.

(13)(a)	Administration Agreement, dated January 8, 2016, between the Registrant and SEI Investments Global Funds Services is incorporated herein by reference to Exhibit (h)(1) to Pre-Effective Amendment No. 3 to the Registrant’s Registration Statement on Form N-1A (File No. 333-206713), filed with the SEC via EDGAR on January 27, 2016, Accession No. 0001135428-16-000984.

(13)(b)	Amendment No. 1, dated December 7, 2017, to the Administration Agreement, dated January 8, 2016, between the Registrant and SEI Investments Global Funds Services is incorporated herein by reference to Exhibit (h)(1)(ii) to Post-Effective Amendment No. 8 to the Registrant’s Registration Statement on Form N-1A (File No. 333-206713), filed with the SEC via EDGAR on June 28, 2018, Accession No. 0001398344-18-009461.

(13)(c)	Amendment No. 2, dated June 13, 2018, to the Administration Agreement, dated January 8, 2016, between the Registrant and SEI Investments Global Funds Services is incorporated herein by reference to Exhibit (h)(1)(iii) to Post-Effective Amendment No. 8 to the Registrant’s Registration Statement on Form N-1A (File No. 333-206713), filed with the SEC via EDGAR on June 28, 2018, Accession No. 0001398344-18-009461.

(13)(d)	Transfer Agency Agreement, dated January 8, 2016, between the Registrant and Atlantic Shareholder Services, LLC is incorporated herein by reference to Exhibit (h)(2) to Pre-Effective Amendment No. 3 to the Registrant’s Registration Statement on Form N-1A (File No. 333-206713), filed with the SEC via EDGAR on January 27, 2016, Accession No. 0001135428-16-000984.

(13)(e)	Amendment, dated January 5, 2018, to the Transfer Agency Agreement, dated January 8, 2016, between the Registrant and Atlantic Shareholder Services, LLC is incorporated herein by reference to Exhibit (h)(2)(ii) to Post-Effective Amendment No. 6 to the Registrant’s Registration Statement on Form N-1A (File No. 333-206713), filed with the SEC via EDGAR on February 28, 2018, Accession No. 0001398344-18-002970.

(14)(a)	Consents of Independent Registered Public Accounting Firm are incorporated herein by reference to exhibit (14)(a) to Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14 (File No. 333-225946), filed with the SEC via EDGAR on August 8, 2018, Accession No. 0001398344-18-011383.

(14)(b)	Consent of Morgan, Lewis & Bockius LLP is incorporated herein by reference to exhibit (14)(b) to Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14 (File No. 333-225946), filed with the SEC via EDGAR on August 8, 2018, Accession No. 0001398344-18-011383.

(15)	Not Applicable.

(16)(a)	Powers of Attorney, each dated June 13, 2018, for William M. Doran, Jon C. Hunt, Thomas Lemke, Jay C. Nadel, Randall S. Yanker, Michael Beattie and Stephen Connors are incorporated herein by reference to Exhibit (16) to the Registant’s Registration Statement on Form N-14 (File No. 333-225946), filed with the SEC via EDGAR on June 28, 2018, Accession No. 0001398344-18-009489.

(16)(b)	Resolution adopted by the Board of Trustees of the Registrant is incorporated herein by reference to exhibit (16)(b) to Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14 (File No. 333-225946), filed with the SEC via EDGAR on August 8, 2018, Accession No. 0001398344-18-011383.

(17)(a)	Prospectus dated July 27, 2018 for the Laudus Trust (the “Target Trust”), with respect to the Laudus Mondrian International Equity Fund, Laudus Mondrian Emerging Markets Fund, and Laudus Mondrian International Government Fixed Income Fund (the “Target Funds”) (the “Target Funds Prospectus”), and the Statement of Additional Information dated July 27, 2018 for the Target Trust, with respect to the Target Funds (the “Target Funds SAI”), are incorporated herein by reference to Post-Effective Amendment No. 95 to the Target Trust’s Registration Statement on Form N-1A (File No. 033-21677) filed with the SEC via EDGAR on July 27, 2018, Accession No. 0001193125-18-228053.

(17)(b)	Supplement dated July 27, 2018 to the Target Funds Prospectus and Target Funds SAI is incorporated herein by reference to the definitive materials filed with the SEC via EDGAR on July 27, 2018 pursuant to Rule 497 under the 1933 Act (File No. 033-21677), Accession No. 0001193125-18-228094.

(17)(c)	The audited financial statements and related report of the independent public accounting firm included in the Target Trust’s Annual Report to Shareholders for the fiscal year ended March 31, 2018, with respect to the Target Funds, is incorporated herein by reference to the Annual Certified Shareholder Report on Form N-CSR (File No. 811-05547) filed with the SEC via EDGAR on June 1, 2018, Accession No. 0001193125-18-181702.

(17)(d)	Prospectus and Statement of Additional Information each dated March 1, 2018 for the Registrant, with respect to the Mondrian International Equity Fund, is incorporated herein by reference to Post-Effective Amendment No. 6 to the Registrant’s Registration Statement on Form N-1A (File No. 333-206713), filed with the SEC via EDGAR on February 28, 2018, Accession No. 0001398344-18-002970.

(17)(e)	The audited financial statements and related report of the independent public accounting firm included in the Registrant’s Annual Report to Shareholders for the fiscal year ended October 31, 2017, with respect to the Mondrian International Equity Fund, is incorporated herein by reference to the Annual Certified Shareholder Report on Form N-CSR (File No. 811-23091) filed with the SEC via EDGAR on January 9, 2018, Accession No. 0001135428-18-000033.

(17)(f)	The unaudited financial statements included in the Registrant’s Semi-Annual Report to Shareholders for the fiscal period ended April 30, 2018, with respect to the Mondrian International Equity Fund, is incorporated herein by reference to the Semi-Annual Certified Shareholder Report on Form N-CSRS (File No. 811-23091) filed with the SEC via EDGAR on July 9, 2018, Accession No. 0001135428-18-000148.

ITEM 17. UNDERTAKINGS:

(1) The undersigned Registrant agrees that, prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 2 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 27th day of September, 2018.

GALLERY TRUST

By:	*
Michael Beattie, President

As required by the Securities Act of 1933, as amended, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

	*	Trustee	September 27, 2018
William M. Doran

	*	Trustee	September 27, 2018
Jon C. Hunt

	*	Trustee	September 27, 2018
Thomas P. Lemke

	*	Trustee	September 27, 2018
Jay C. Nadel

	*	Trustee	September 27, 2018
Randall S. Yanker

	*	President	September 27, 2018
Michael Beattie

	*	Treasurer, Controller &	September 27, 2018
	Stephen Connors	Chief Financial Officer

*By:	/s/ Dianne M. Descoteaux
Dianne M. Descoteaux
Attorney-in-Fact

EXHIBIT INDEX

(12)	Opinions of Morgan, Lewis & Bockius LLP regarding tax matters